UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-6465
The Travelers Series Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Paul G. Cellupica, Chief Counsel
c/o MetLife, Inc.
One MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
(Name and address of agent for service)
Registrant’s telephone number, including area code: (617) 578-5526
Date of fiscal year end: December 31
Date of reporting period: June 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT
June 30, 2005

The Travelers Series Trust:

Convertible Securities Portfolio
MFS Mid Cap Growth Portfolio
Mercury Large Cap Core Portfolio

The Travelers Insurance Company

The Travelers Life and Annuity Company
One Cityplace
Hartford, CT 06103

Semi-Annual Report for The Travelers Series Trust

 WHAT’S INSIDE

Letter from the Chairman	1
Fund at a Glance:
Convertible Securities Portfolio	4
MFS Mid Cap Growth Portfolio	5
Mercury Large Cap Core Portfolio	6
Fund Expenses	7
Schedules of Investments	9
Statements of Assets and Liabilities	25
Statements of Operations	26
Statements of Changes in Net Assets	27
Financial Highlights	30
Notes to Financial Statements	33
Factors Considered by the Independent Trustees in Approving the Investment Advisory and the Subadvisory Agreements	39
Combined Special Shareholder Meeting	42

 LETTER FROM THE CHAIRMAN

Dear Shareholder,

The U.S. economy overcame a number of obstacles and continued to expand during the six-month reporting period. Rising interest rates, record high oil prices and geopolitical issues threatened to send the economy into a “soft patch.” However, when all was said and done, first quarter 2005 gross domestic product (“GDP”)[i] growth was 3.8%, mirroring the solid gain that occurred during the fourth quarter of 2004.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following five rate hikes from June 2004 through December 2004, the Fed again increased its target for the federal funds rateiii in 0.25% increments four additional times during the reporting period. All told, the Fed’s nine rate hikes brought the target for the federal funds rate from 1.00% to 3.25%.

During the six months covered by this report, the U.S. stock market was relatively flat, with the S&P 500 Indexiv returning -0.81%. Stocks were weak early in the reporting period, as the issues discussed above caused investors to remain on the sidelines. Equities then rallied in the second quarter of 2005, as the economy appeared to be on solid footing and inflation was largely under control. Looking at the reporting period as a whole, mid-cap stocks generated superior returns, with the Russell Midcap,[v] Russell 1000,vi and Russell 2000vii Indexes returning 3.92%, 0.11%, and -1.25%, respectively. From a market style perspective, value-oriented stocks outperformed their growth counterparts.

Within this environment, the Funds performed as follows:[1]	R. JAY GERKEN, CFA Chairman, President and Chief Executive Officer*

PERFORMANCE OF THE FUNDS

AS OF JUNE 30, 2005
(unaudited)

6 Months
Convertible Securities Portfolio	-3.53%

Merrill Lynch Investment Grade Convertible Bond Index	-3.97%

Lipper Variable Specialty/ Miscellaneous Funds Category Average	-2.94%

MFS Mid Cap Growth Portfolio	-4.33%

Russell Mid Cap Growth Index	1.70%

Russell 2000 Index	-1.25%

Lipper Variable Mid-Cap Growth Funds Category Average	0.32%

Mercury Large Cap Core Portfolio	3.31%

S&P 500 Index	-0.81%

Russell 1000 Index	0.11%

Lipper Variable Large-Cap Core Funds Category Average	-0.76%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions at net asset value and the deduction of all Fund expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2005 and include the reinvestment of dividends and capital gains distributions, if any. Returns were calculated among the 133 funds in the variable specialty/miscellaneous funds category. Returns were calculated among the 128 funds in the variable mid-cap growth funds category. Returns were calculated among the 223 funds in the variable large-cap core funds category.

[1]	The Funds are underlying investment options of various variable annuity and variable life products. The Funds’ performance returns do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and variable life contracts, such as administrative fees, account charges, and surrender charges which, if reflected, would reduce the performance of the Funds. Past performance is no guarantee of future results.

Convertible Securities Portfolio2

For the six months ended June 30, 2005, the Convertible Securities Portfolio returned -3.53%. The Fund outperformed its unmanaged benchmark, the Merrill Lynch Investment Grade Convertible Bond Index,viii which returned -3.97% for the same period. The Lipper Variable Specialty/ Miscellaneous Funds Category Average3, decreased 2.94%.

MFS Mid Cap Growth Portfolio2

For the six months ended June 30, 2005, the MFS Mid Cap Growth Portfolio returned -4.33%. The Fund underperformed its unmanaged benchmarks, the Russell Mid Cap Growth Indexix and the Russell 2000 Index, which returned 1.70% and -1.25%, respectively, for the same period. The Lipper Variable Mid-Cap Growth Funds Category Average4 increased 0.32%.

Mercury Large Cap Core Portfolio2

For the six months ended June 30, 2005, the Mercury Large Cap Core Portfolio returned 3.31%. The Fund outperformed its unmanaged benchmarks, the S&P 500 Index and the Russell 1000 Index, which returned -0.81% and 0.11%, respectively, for the same period. The Lipper Variable Large-Cap Core Funds Category Average5 decreased 0.76%.

Special Shareholder Notice

On January 31, 2005, Citigroup Inc. (“Citigroup”) announced that it had agreed to sell The Travelers Insurance Company and certain other domestic and international insurance businesses to MetLife Inc. (“MetLife”) pursuant to an acquisition agreement (“MetLife Transaction”). The sale included Travelers Asset Management International Company LLC (“TAMIC”), which serves as the investment adviser for the Funds. During the spring/summer 2005, the shareholders of the Funds approved the change in control of TAMIC from Citigroup to MetLife, as well as the new advisory agreements with TAMIC. The MetLife Transaction closed on July 1, 2005.

Information About Your Funds

As you may be aware, several issues in the mutual fund and variable annuity product industry have recently come under the scrutiny of federal and state regulators. The Travelers Insurance Company and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, revenue sharing, producer compensation and other mutual fund and variable annuity product issues in connection with various inquiries and or investigations. The Travelers Insurance Company and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Important information concerning the Funds and the sub-administrator with regard to recent regulatory development is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President, and Chief Executive Officer*

July 18, 2005

*	Mr. Gerken resigned as Chairman, President and Chief Executive Officer of the Funds when the MetLife Transaction closed on July 1, 2005.

[2]	The Fund is an underlying investment option of various variable annuity and variable life products. The Fund’s performance returns do not reflect the deduction of sales charges and expenses imposed in connection with investing in variable annuity and variable life contracts, such as administrative fees, account charges, and surrender charges which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

[3]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 133 funds in the Fund’s Lipper category.

[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 128 funds in the Fund’s Lipper category.

[5]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended June 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 223 funds in the Fund’s Lipper category.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Portfolio holdings and breakdowns are as of June 30, 2005 and are subject to change. Please refer to pages 9 through 23 for a list and percentage breakdown of the Fund’s holdings.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.
[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index whose average market capitalization was approximately $4.7 billion as of 6/24/05.
vi	The Russell 1000 Index measures the performance of the 1000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
vii	The Russell 2000 Index measures the performance of the 2000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.
viii	The Merrill Lynch Investment Grade Convertible Bond Index is an index comprised of convertible bonds rated investment grade.
ix	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

 Fund at a Glance — Convertible Securities Portfolio (unaudited)

 Fund at a Glance — MFS Mid Cap Growth Portfolio (unaudited)

 Fund at a Glance — Mercury Large Cap Core Portfolio (unaudited)

 Fund Expenses (unaudited)

          Example

      As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

      This example is based on an investment of $1,000 invested on January 1, 2005 and held for the six months ended June 30, 2005.

          Actual Expenses

      The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

 Based on Actual Total Return(1)

					Expenses
		Beginning	Ending	Annualized	Paid
	Actual Total	Account	Account	Expense	During the
	Return(2)	Value	Value	Ratio	Period(3)

Convertible Securities Portfolio	(3.53)%	$1,000.00	$964.70	0.74%	$3.60

MFS Mid Cap Growth Portfolio	(4.33)	1,000.00	956.70	0.90	4.37

Mercury Large Cap Core Portfolio	3.31	1,000.00	1,033.10	0.91	4.59

(1)	For the six months ended June 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

 Fund Expenses (unaudited) (continued)

          Hypothetical Example for Comparison Purposes

      The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5.00% hypothetical example relating to the Funds with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

 Based on Hypothetical Total Return(1)

	Hypothetical				Expenses
	Annualized	Beginning	Ending	Annualized	Paid
	Total	Account	Account	Expense	During the
	Return	Value	Value	Ratio	Period(2)

Convertible Securities Portfolio	5.00%	$1,000.00	$1,021.12	0.74%	$3.71

MFS Mid Cap Growth Portfolio	5.00	1,000.00	1,020.33	0.90	4.51

Mercury Large Cap Core Portfolio	5.00	1,000.00	1,020.28	0.91	4.56

(1)	For the six months ended June 30, 2005.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Schedules of Investments (unaudited)	June 30, 2005
Convertible Securities Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

CONVERTIBLE BONDS & NOTES — 77.0%

Auto Parts & Equipment — 2.6%
$75,000	BBB	American Axle & Manufacturing Holdings, Inc., Senior Notes, step bond to yield 0.795% due 2/15/24 (a)	$60,188
50,000	B-	Goodyear Tire & Rubber Co., 4.000% due 6/15/34 (a)	69,812
5,818,000	BBB-	Lear Corp., Senior Notes, zero coupon bond to yield 3.431% due 2/20/22	2,639,917

			2,769,917

Biotechnology — 2.8%
2,500,000	A+	Amgen, Inc., LYOTMNs, zero coupon bond to yield 1.192% due 3/1/32	1,831,250
600,000	NR	Invitrogen Corp., Senior Notes, 1.500% due 2/15/24	580,500
550,000	NR	Nektar Therapeutics, 3.500% due 10/17/07	514,937

			2,926,687

Commercial Services — 1.2%
		BearingPoint, Inc.:
923,000	CCC+	Tranche A, 2.500% due 12/15/24 (a)	819,162
462,000	CCC+	Tranche B, 2.750% due 12/15/24 (a)	402,518

			1,221,680

Computers — 2.4%
150,000	NR	CIBER, Inc., 2.875% due 12/15/23 (a)	132,938
500,000	NR	DST Systems, Inc., Series A, 4.125% due 8/15/23 (a)	571,875
1,916,000	BBB-	Electronic Data Systems Corp., Senior Notes, 3.875% due 7/15/23	1,829,780

			2,534,593

Diversified Financial Services — 0.1%
50,000	B	Providian Financial Corp., 4.000% due 5/15/08	68,500

Electric — 2.4%
900,000	BBB-	CenterPoint Energy, Inc., 3.750% due 5/15/23 (a)	1,083,375
826,000	B+	CMS Energy Corp., 2.875% due 12/1/24	1,003,590
350,000	BBB	PPL Energy Supply LLC, Series A, Senior Notes, 2.625% due 5/15/23 (a)	418,688

			2,505,653

Electronics — 3.0%
1,800,000	BB+	Agilent Technologies, Inc., 3.000% due 12/1/21 (b)	1,784,250
2,400,000	BBB-	Arrow Electronics, Inc., zero coupon bond to yield 4.000% due 2/21/21	1,302,000

			3,086,250

Forest Products & Paper — 3.2%
6,000,000	BBB	International Paper Co., zero coupon bond to yield 3.745% due 6/20/21	3,300,000

Health Care – Products — 1.7%
1,730,000	B	Advanced Medical Optics, Inc., 2.500% due 7/15/24 (a)	1,745,138

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Convertible Securities Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Health Care – Services — 7.3%
		Health Management Associates, Inc., Senior Subordinated Notes:
$1,400,000	BBB+	1.500% due 8/1/23	$1,519,000
1,200,000	BBB+	1.500% due 8/1/23 (a)	1,302,000
3,254,000	NR	Lincare Holdings, Inc., 3.000% due 6/15/33	3,290,607
		Universal Health Services, Inc.:
1,700,000	BBB	0.426% due 6/23/20	1,207,000
450,000	BBB	0.426% due 6/23/20 (a)	319,500

			7,638,107

Home Builders — 1.5%
1,175,000	BB	Beazer Homes USA, Inc., 4.625% due 6/15/24 (a)	1,575,969

Insurance — 4.0%
6,250,000	AA	American International Group, Inc., Senior Debentures, zero coupon bond to yield 2.659% due 11/9/31	4,195,312

Leisure Time — 3.8%
1,325,000	BBB-	Four Season Hotels, Inc., Senior Notes, 1.875% due 7/30/24	1,452,531
1,270,000	B+	Host Marriott LP, 3.250% due 4/15/24 (a)	1,414,463
1,950,000	BB+	Royal Caribbean Cruises Ltd., LYOTMNs, zero coupon bond to yield 4.875% due 2/2/21	1,131,000

			3,997,994

Machinery – Construction & Mining — 0.1%
100,000	BBB+	Placer Dome, Inc., Senior Notes, 2.750% due 10/15/23 (a)	106,375

Media — 11.7%
1,000,000	NR	Adelphia Communications Corp., 6.000% due 2/15/06 (c)(d)	55,000
843,000	CCC-	Charter Communications, Inc., 4.750% due 6/1/06	843,000
		Liberty Media Corp., Senior Debentures:
175,000	BB+	0.750% due 3/30/23	185,500
500,000	BB+	0.750% due 3/30/23 (a)	530,000
2,100,000	BB+	4.000% due 11/15/29	1,320,375
1,200,000	BB+	3.500% due 1/15/31	1,068,000
6,000,000	BBB-	News America, Inc., zero coupon bond to yield 3.401% due 2/28/21	3,495,000
1,167,000	B	Sinclair Broadcast Group, Inc., step bond to yield 4.382% due 7/15/18	1,064,887
3,500,000	A-	Walt Disney Co., Senior Notes, 2.125% due 4/15/23	3,609,375

			12,171,137

Miscellaneous Manufacturing — 5.0%
3,800,000	BB+	SPX Corp., zero coupon bond to yield 3.007% due 2/6/21	2,470,000
		Tyco International Group SA:
300,000	BBB	2.750% due 1/15/18 (a)	388,500
1,700,000	BBB	3.125% due 1/15/23 (a)	2,358,750

			5,217,250

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Convertible Securities Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Oil & Gas Services — 10.7%
$350,000	BBB+	Cooper Cameron Corp., Senior Debentures, 1.500% due 5/15/24 (a)	$386,750
2,130,000	A-	Diamond Offshore Drilling, Inc., Senior Debentures, 1.500% due 4/15/31	2,619,900
		Halliburton Co., Senior Notes:
700,000	BBB	3.125% due 7/15/23	971,250
1,000,000	BBB	3.125% due 7/15/23 (a)	1,387,500
		Hanover Compressor Co.:
300,000	B	4.750% due 3/15/08	289,500
75,000	B	4.750% due 1/15/14	77,625
5,000,000	NR	Nabors Industries, Inc., zero coupon bond to yield 2.529% due 2/5/21	3,387,500
1,800,000	A+	Schlumberger Ltd., Senior Notes, Series A, 1.500% due 6/1/23	2,074,500

			11,194,525

Pharmaceuticals — 2.7%
400,000	A	Allergan, Inc., Senior Notes, zero coupon bond to yield 1.250% due 11/6/22 (a)	392,500
		Cephalon, Inc.:
600,000	B-	Tranche A, zero coupon bond due 6/15/33 (a)(e)	533,250
800,000	B-	Tranche B, zero coupon bond due 6/15/33 (a)(e)	678,000
500,000	NR	IVAX Corp., Senior Notes, 1.500% due 3/1/24 (a)	512,500
		Valeant Pharmaceuticals International, Inc.:
75,000	B	3.000% due 8/16/10 (a)	64,594
75,000	B	4.000% due 11/15/13 (a)	64,594
		Watson Pharmaceuticals, Inc.:
439,000	BBB-	Debentures, 1.750% due 3/15/23	409,367
200,000	BBB-	Senior Debentures, 1.750% due 3/15/23 (a)	186,500

			2,841,305

Retail — 0.9%
		Best Buy Co., Inc.:
500,000	BBB-	2.250% due 1/15/22	560,000
300,000	BBB-	2.250% due 1/15/22 (a)	336,000

			896,000

Semiconductors — 0.8%
799,000	B	Agere Systems, Inc., Subordinated Notes, 6.500% due 12/15/09	808,988

Software — 0.9%
576,000	B	Red Hat, Inc., 0.500% due 1/15/24	487,440
461,000	NR	Sybase, Inc., 1.750% due 2/22/25 (a)	441,984

			929,424

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Convertible Securities Portfolio

FACE
AMOUNT	RATING‡	SECURITY	VALUE

Telecommunications — 8.2%
$1,500,000	BBB-	Amdocs Ltd., 0.500% due 3/15/24 (a)	$1,374,375
4,550,000	BB-	Anixter International, Inc., LYOTMNs, zero coupon bond to yield 3.068% due 7/7/33	2,439,937
150,000	B+	CommScope, Inc., Senior Subordinated Notes, 1.000% due 3/15/24 (a)	145,500
100,000	NR	Tekelec, 2.250% due 6/15/08 (a)	104,125
1,869,000	NR	UTStarcom, Inc., 0.875% due 3/1/08	1,322,318
5,000,000	A+	Verizon Global Funding Corp., zero coupon bond to yield 2.916% due 5/15/21	3,118,750

			8,505,005

		TOTAL CONVERTIBLE BONDS & NOTES (Cost — $78,174,735)	80,235,809

SHARES

CONVERTIBLE PREFERRED STOCK — 15.9%
CONSUMER DISCRETIONARY — 10.9%
Automobiles — 5.4%
50,000	Ford Motor Co. Capital Trust II, 6.500%	2,016,500
	General Motors Corp., Senior Debentures:
42,000	Series A, 4.500%	1,021,440
68,000	Series B, 5.250%	1,262,080
60,000	Series C, 6.250%	1,266,000

		5,566,020

Household Durables — 2.3%
56,000	Newell Financial Trust I, Cumulative, QUIPSSM, 5.250%	2,436,000

Media — 2.7%
33,250	Tribune Co., PHONESSM, 2.000%	2,842,875

Pharmaceuticals — 0.5%
8,000	Omnicare Capital Trust II, Series B, 4.000%	464,000

	TOTAL CONSUMER DISCRETIONARY	11,308,895

FINANCIALS — 5.0%
Commercial Banks — 2.8%
	Washington Mutual Capital Trust I, Cumulative:
30,000	5.375%	1,590,000
25,000	5.375% (a)	1,324,650

		2,914,650

Diversified Financial Services — 0.3%
3,150	CalEnergy Capital Trust II, 6.250%	154,350
3,070	CalEnergy Capital Trust III, 6.500%	141,988

		296,338

Real Estate — 1.9%
39,515	Equity Office Properties Trust, Series B, 5.250%	2,024,353

	TOTAL FINANCIALS	5,235,341

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Convertible Securities Portfolio

SHARES	SECURITY	VALUE

TELECOMMUNICATION SERVICES — 0.0%
Wireless Telecommunication Services — 0.0%
6,000	Loral Space & Communications Ltd., 6.000% (a)	$7,500

	TOTAL CONVERTIBLE PREFERRED STOCK (Cost — $17,259,538)	16,551,736

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $95,434,273)	96,787,545

FACE
AMOUNT

SHORT-TERM INVESTMENT — 6.9%
Repurchase Agreement — 6.9%
$7,196,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity — $7,196,510; (Fully collateralized by U.S. Treasury Bond, 7.125% due 8/15/22; Market value — $7,341,069) (Cost — $7,196,000)	7,196,000

	TOTAL INVESTMENTS — 99.8% (Cost — $102,630,273#)	103,983,545
	Other Assets in Excess of Liabilities — 0.2%	243,183

	TOTAL NET ASSETS — 100.0%	$104,226,728

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise footnoted.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.
(b)	Variable rate securities. Coupon rates disclosed are those which are in effect at June 30, 2005. Maturity date shown is the date of the next coupon rate reset or actual maturity.
(c)	Security is currently in default.
(d)	Illiquid security.
(e)	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

See page 24 for definitions of ratings.

Abbreviations used in this schedule:

LYOTM Ns	—	Liquid Yield Option Notes — Trademark of Merrill Lynch & Co., Inc.
PHONES SM	—	Participation Hybrid Option Note Exchangeable Securities — Service Mark of Merrill Lynch & Co., Inc.
QUIPSSM	—	Quarterly Income Preferred Securities — Service Mark of Goldman Sachs & Co.
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
MFS Mid Cap Growth Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 98.3%

CONSUMER DISCRETIONARY — 18.9%
Hotels, Restaurants & Leisure — 5.3%
145,680	Cheesecake Factory, Inc.*	$5,059,466
67,000	GTECH Holdings Corp.	1,959,080
110,620	International Game Technology	3,113,953
41,250	Outback Steakhouse, Inc.	1,866,150
77,070	Royal Caribbean Cruises Ltd.	3,727,105
69,670	WMS Industries, Inc.*	2,351,363

		18,077,117

Household Durables — 0.2%
34,800	Tempur-Pedic International, Inc.*	771,864

Media — 7.7%
354,210	Citadel Broadcasting Co.*	4,055,704
90,430	Gemstar-TV Guide International, Inc.*	324,644
110,090	Getty Images, Inc.*	8,175,283
56,960	Grupo Televisa SA, Sponsored ADR	3,536,646
326,570	Interpublic Group of Cos., Inc.*	3,977,623
93,430	Univision Communications, Inc., Class A Shares*	2,573,997
3,890	Washington Post Co., Class B Shares	3,248,267

		25,892,164

Multi-Line Retail — 2.1%
125,200	99 Cents Only Stores*	1,591,292
106,190	Family Dollar Stores, Inc.	2,771,559
51,000	Kohl’s Corp.*	2,851,410

		7,214,261

Specialty Retail — 3.6%
108,100	Bed Bath & Beyond, Inc.*	4,516,418
129,820	PETsMART, Inc.	3,940,037
157,840	TJX Cos., Inc.	3,843,404

		12,299,859

	TOTAL CONSUMER DISCRETIONARY	64,255,265

CONSUMER STAPLES — 0.7%
Personal Products — 0.7%
63,200	Avon Products, Inc.	2,392,120

ENERGY — 4.4%
Energy Equipment & Services — 4.4%
113,100	BJ Services Co.	5,935,488
84,050	GlobalSantaFe Corp.	3,429,240
75,200	National-Oilwell Varco, Inc.*	3,575,008
29,100	Smith International, Inc.	1,853,670

	TOTAL ENERGY	14,793,406

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
MFS Mid Cap Growth Portfolio

SHARES	SECURITY	VALUE

FINANCIALS — 4.9%
Diversified Financial Services — 4.9%
48,200	Franklin Resources, Inc.	$3,710,436
92,900	Genworth Financial, Inc., Class A Shares	2,808,367
65,280	Legg Mason, Inc.	6,796,301
68,800	SLM Corp.	3,495,040

	TOTAL FINANCIALS	16,810,144

HEALTH CARE — 22.7%
Biotechnology — 6.9%
98,500	Biogen Idec, Inc.*	3,393,325
55,570	Gen-Probe, Inc.*	2,013,301
127,650	Genzyme Corp.*	7,670,488
143,710	Gilead Sciences, Inc.*	6,321,803
73,960	ImClone Systems, Inc.*	2,290,541
65,480	MedImmune, Inc.*	1,749,626

		23,439,084

Health Care Equipment & Supplies — 9.0%
53,000	C.R. Bard, Inc.	3,525,030
317,290	Cytyc Corp.*	6,999,417
98,250	DENTSPLY International, Inc.	5,305,500
59,993	Fisher Scientific International, Inc.*	3,893,546
41,150	Millipore Corp.*	2,334,439
112,500	St. Jude Medical, Inc.*	4,906,125
103,490	Thoratec Corp.*	1,587,537
27,620	Zimmer Holdings, Inc.*	2,103,815

		30,655,409

Health Care Providers & Services — 2.3%
129,140	Community Health Systems, Inc.*	4,880,201
57,610	LifePoint Hospitals, Inc.*	2,910,457

		7,790,658

Pharmaceuticals — 4.5%
50,410	Allergan, Inc.	4,296,949
117,150	Endo Pharmaceuticals Holdings, Inc.*	3,078,702
179,640	Medicis Pharmaceutical Corp., Class A Shares	5,699,977
71,600	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,229,624

		15,305,252

	TOTAL HEALTH CARE	77,190,403

INDUSTRIALS — 10.9%
Air Freight & Logistics — 0.6%
40,120	Expeditors International of Washington, Inc.	1,998,377

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
MFS Mid Cap Growth Portfolio

SHARES	SECURITY	VALUE

Building Products — 1.4%
72,830	American Standard Cos., Inc.	$3,053,034
50,240	Masco Corp.	1,595,622

		4,648,656

Commercial Services & Supplies — 7.5%
117,720	Alliance Data System Corp.*	4,774,723
63,800	Apollo Group, Inc., Class A Shares*	4,990,436
49,590	Career Education Corp.*	1,815,490
76,390	Corporate Executive Board Co.	5,983,629
484	Employee Solutions, Inc.*	0
109,730	Hewitt Associates, Inc., Class A Shares*	2,908,943
102,940	Monster Worldwide, Inc.*	2,952,319
41,200	Weight Watchers International, Inc.*	2,126,332

		25,551,872

Machinery — 1.4%
49,500	ITT Industries, Inc.	4,832,685

	TOTAL INDUSTRIALS	37,031,590

INFORMATION TECHNOLOGY — 29.5%
Communications Equipment — 1.8%
140,060	Comverse Technology, Inc.*	3,312,419
107,900	Juniper Networks, Inc.*	2,716,922

		6,029,341

Computers & Peripherals — 1.9%
69,620	Lexmark International, Inc., Class A Shares*	4,513,465
72,900	Network Appliance, Inc.*	2,060,883

		6,574,348

Electronic Equipment & Instruments — 4.6%
62,230	Broadcom Corp., Class A Shares*	2,209,787
61,700	FLIR Systems, Inc.*	1,841,128
62,760	Roper Industries, Inc.	4,479,181
187,740	Waters Corp.*	6,978,296

		15,508,392

Internet Software & Services — 1.6%
168,650	Check Point Software Technologies Ltd.*	3,339,270
84,956	IAC/ InterActiveCorp*	2,043,192

		5,382,462

IT Services — 1.3%
95,370	DST Systems, Inc.*	4,463,316

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
MFS Mid Cap Growth Portfolio

SHARES	SECURITY	VALUE

Semiconductors & Semiconductor Equipment — 8.5%
168,640	Analog Devices, Inc.	$6,291,959
157,650	KLA-Tencor Corp.	6,889,305
108,310	Marvell Technology Group Ltd.*	4,120,112
95,300	Novellus Systems, Inc.*	2,354,863
396,810	PMC-Sierra, Inc.*	3,702,237
208,670	Xilinx, Inc.	5,321,085

		28,679,561

Software — 9.8%
262,530	Amdocs Ltd.*	6,938,668
125,300	Electronic Arts, Inc.*	7,093,233
127,890	Mercury Interactive Corp.*	4,905,860
308,970	Symantec Corp.*	6,717,008
314,080	VERITAS Software Corp.*	7,663,552

		33,318,321

	TOTAL INFORMATION TECHNOLOGY	99,955,741

MATERIALS — 2.4%
Chemicals — 2.0%
62,110	Monsanto Co.	3,904,856
64,500	Praxair, Inc.	3,005,700

		6,910,556

Metals & Mining — 0.4%
38,300	Aber Diamond Corp.	1,171,779

	TOTAL MATERIALS	8,082,335

TELECOMMUNICATION SERVICES — 3.9%
Diversified Telecommunication Services — 1.7%
38,657	NTL, Inc.*	2,644,912
40,100	SpectraSite, Inc.*	2,984,643

		5,629,555

Wireless Telecommunication Services — 2.2%
355,310	American Tower Corp., Class A Shares*	7,468,616

	TOTAL TELECOMMUNICATION SERVICES	13,098,171

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $298,066,900)	333,609,175

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
MFS Mid Cap Growth Portfolio

FACE
AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENT — 1.9%
Certificate of Deposit — 1.9%
$6,380,000	Morgan Stanley, 3.080% due 7/1/05 (Cost — $6,380,000)	$6,380,000

	TOTAL INVESTMENTS — 100.2% (Cost — $304,446,900#)	339,989,175
	Liabilities in Excess of Other Assets — (0.2)%	(786,208)

	TOTAL NET ASSETS — 100.0%	$339,202,967

*	Non-income producing security.
#	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR — American Depositary Receipt
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005
Mercury Large Cap Core Portfolio

SHARES	SECURITY	VALUE

COMMON STOCK — 98.7%

CONSUMER DISCRETIONARY — 13.5%
Automobiles — 0.8%
93,000	Ford Motor Co.	$952,320

Hotels, Restaurants & Leisure — 0.6%
18,000	MGM MIRAGE*	712,440

Household Durables — 2.4%
22,000	Lennar Corp., Class A Shares	1,395,900
2,000	NVR, Inc.*	1,620,000

		3,015,900

Media — 0.9%
16,000	Getty Images, Inc.*	1,188,160

Multi-Line Retail — 2.3%
29,000	J.C. Penney Co., Inc.	1,524,820
21,000	Nordstrom, Inc.	1,427,370

		2,952,190

Specialty Retail — 6.5%
20,000	Abercrombie & Fitch Co., Class A Shares	1,374,000
42,000	American Eagle Outfitters, Inc.	1,287,300
2,000	AutoZone, Inc.*	184,920
21,000	Best Buy Co., Inc.	1,439,550
39,000	Chico’s FAS, Inc.*	1,336,920
59,000	Gap, Inc.	1,165,250
64,000	Staples, Inc.	1,364,480

		8,152,420

	TOTAL CONSUMER DISCRETIONARY	16,973,430

CONSUMER STAPLES — 2.1%
Food Products — 1.9%
59,000	Archer-Daniels-Midland Co.	1,261,420
62,000	Tyson Foods, Inc., Class A Shares	1,103,600

		2,365,020

Household Products — 0.1%
2,000	Procter & Gamble Co.	105,500

Tobacco — 0.1%
3,000	Altria Group, Inc.	193,980

	TOTAL CONSUMER STAPLES	2,664,500

ENERGY — 18.0%
Oil, Gas & Consumable Fuels — 18.0%
13,000	Amerada Hess Corp.	1,384,630
18,000	Anadarko Petroleum Corp.	1,478,700
27,000	Burlington Resources, Inc.	1,491,480
38,000	ConocoPhillips	2,184,620
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Mercury Large Cap Core Portfolio

SHARES	SECURITY	VALUE

Oil, Gas & Consumable Fuels — 18.0% (continued)
29,000	Devon Energy Corp.	$1,469,720
88,000	Exxon Mobil Corp.	5,057,360
18,000	Kerr-McGee Corp.	1,373,580
14,000	Marathon Oil Corp.	747,180
20,000	Occidental Petroleum Corp.	1,538,600
13,000	Sunoco, Inc.	1,477,840
22,000	Unocal Corp.	1,431,100
20,000	Valero Energy Corp.	1,582,200
72,000	Williams Cos., Inc.	1,368,000

	TOTAL ENERGY	22,585,010

FINANCIALS — 9.9%
Commercial Banks — 0.6%
17,000	Bank of America Corp.	775,370

Diversified Financial Services — 2.7%
13,000	Bear Stearns Cos., Inc.	1,351,220
1,000	Chicago Mercantile Exchange	295,500
4,000	JPMorgan Chase & Co.	141,280
17,000	Lehman Brothers Holdings, Inc.	1,687,760

		3,475,760

Insurance — 6.6%
29,000	Allstate Corp.	1,732,750
2,000	American International Group, Inc.	116,200
17,000	Chubb Corp.	1,455,370
9,000	Loews Corp.	697,500
22,000	Nationwide Financial Services, Inc., Class A Shares	834,680
26,000	Prudential Financial, Inc.	1,707,160
24,000	SAFECO Corp.	1,304,160
23,000	UnumProvident Corp.	421,360

		8,269,180

	TOTAL FINANCIALS	12,520,310

HEALTH CARE — 19.3%
Biotechnology — 1.1%
16,000	Invitrogen Corp.*	1,332,640

Health Care Equipment & Supplies — 1.0%
24,000	Becton, Dickinson & Co.	1,259,280

Health Care Providers & Services — 11.9%
18,000	Aetna, Inc.	1,490,760
20,000	AmerisourceBergen Corp.	1,383,000
34,000	Caremark Rx, Inc.*	1,513,680
14,000	CIGNA Corp.	1,498,420
26,000	Express Scripts, Inc.*	1,299,480
28,000	HCA, Inc.	1,586,760
34,000	McKesson Corp.	1,522,860
19,000	PacifiCare Health Systems, Inc.*	1,357,550
See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Mercury Large Cap Core Portfolio

SHARES	SECURITY	VALUE

Health Care Providers & Services — 11.9% (continued)
24,000	Quest Diagnostics, Inc.	$1,278,480
40,000	UnitedHealth Group, Inc.	2,085,600

		15,016,590

Pharmaceuticals — 5.3%
51,000	Johnson & Johnson	3,315,000
121,000	Pfizer, Inc.	3,337,180

		6,652,180

	TOTAL HEALTH CARE	24,260,690

INDUSTRIALS — 6.6%
Aerospace & Defense — 0.3%
8,000	Northrop Grumman Corp.	442,000

Commercial Services & Supplies — 1.0%
31,000	Fiserv, Inc.*	1,331,450

Electrical Equipment — 1.1%
28,000	Rockwell Automation, Inc.	1,363,880

Industrial Conglomerates — 3.1%
74,000	General Electric Co.	2,564,100
17,000	Textron, Inc.	1,289,450

		3,853,550

Road & Rail — 1.1%
27,000	Yellow Roadway Corp.*	1,371,600

	TOTAL INDUSTRIALS	8,362,480

INFORMATION TECHNOLOGY — 24.1%
Communications Equipment — 1.5%
10,000	Cisco Systems, Inc.*	191,100
94,000	Motorola, Inc.	1,716,440

		1,907,540

Computers & Peripherals — 6.9%
39,000	Apple Computer, Inc.*	1,435,590
58,000	Dell, Inc.*	2,291,580
83,000	Hewlett-Packard Co.	1,951,330
35,000	NCR Corp.*	1,229,200
19,000	Network Appliance, Inc.*	537,130
330,000	Sun Microsystems, Inc.*	1,230,900

		8,675,730

Internet Software & Services — 1.3%
49,000	McAfee, Inc.*	1,282,820
13,000	VeriSign, Inc.*	373,880

		1,656,700

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Mercury Large Cap Core Portfolio

SHARES	SECURITY	VALUE

IT Services — 0.2%
6,000	Computer Sciences Corp.*	$262,200

Office Electronics — 1.0%
89,000	Xerox Corp.*	1,227,310

Semiconductors & Semiconductor Equipment — 5.6%
91,000	Intel Corp.	2,371,460
41,000	Lam Research Corp.*	1,186,540
47,000	NVIDIA Corp.*	1,255,840
39,000	QLogic Corp.*	1,203,930
35,000	Texas Instruments, Inc.	982,450

		7,000,220

Software — 7.6%
5,000	Adobe Systems, Inc.	143,100
37,000	Autodesk, Inc.	1,271,690
133,000	BEA Systems, Inc.*	1,167,740
47,090	Computer Associates International, Inc.	1,294,033
31,000	Intuit, Inc.*	1,398,410
34,000	Mercury Interactive Corp.*	1,304,240
48,000	Microsoft Corp.	1,192,320
136,000	Oracle Corp.*	1,795,200

		9,566,733

	TOTAL INFORMATION TECHNOLOGY	30,296,433

MATERIALS — 3.0%
Chemicals — 1.1%
22,000	Monsanto Co.	1,383,140

Metals & Mining — 1.9%
25,000	Nucor Corp.	1,140,500
13,000	Phelps Dodge Corp.	1,202,500

		2,343,000

	TOTAL MATERIALS	3,726,140

UTILITIES — 2.2%
Electric Utilities — 1.2%
36,000	Edison International	1,459,800

Independent Power Producers & Energy Traders — 1.0%
16,000	TXU Corp.	1,329,440

	TOTAL UTILITIES	2,789,240

	TOTAL COMMON STOCK (Cost — $106,675,384)	124,178,233

See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)	June 30, 2005

Mercury Large Cap Core Portfolio

SHARES	SECURITY	VALUE

ESCROW SHARES — 0.0%
27,200	ESC Seagate Technology (a)(b)* (Cost — $0)	$0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $106,675,384)	124,178,233

FACE
AMOUNT

SHORT-TERM INVESTMENT — 0.2%
Repurchase Agreement — 0.2%
$182,000	State Street Bank & Trust Co., dated 6/30/05, 2.550% due 7/1/05; Proceeds at maturity — $182,013; (Fully collateralized by U.S. Treasury Bond, 7.125% due 2/15/23; Market value — $192,282) (Cost — $182,000)	182,000

	TOTAL INVESTMENTS — 98.9% (Cost — $106,857,384#)	124,360,233
	Other Assets in Excess of Liabilities — 1.1%	1,415,416

	TOTAL NET ASSETS — 100.0%	$125,775,649

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	Illiquid security.
#	Aggregate cost for Federal income tax purposes is substantially the same.
See Notes to Financial Statements.

 Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—	Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB	—	Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
BB, B, CCC and CC	—	Bonds rated “BB”, “B”, “CCC” and “CC” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.
NR	—	Indicates that the bond is not rated by Standard & Poor’s.

Statements of Assets and Liabilities (unaudited)	June 30, 2005

		MFS	Mercury
	Convertible	Mid Cap	Large Cap
	Securities	Growth	Core
	Portfolio	Portfolio	Portfolio

ASSETS:
Investments, at cost	$102,630,273	$304,446,900	$106,857,384

Investments, at value	$103,983,545	$339,989,175	$124,360,233
Receivable for securities sold	—	—	1,436,599
Dividends and interest receivable	389,472	81,683	109,027
Receivable for Fund shares sold	28,386	31,170	26,109

Total Assets	104,401,403	340,102,028	125,931,968

LIABILITIES:
Payable for Fund shares repurchased	73,781	500,581	13,102
Investment advisory fee payable	51,338	211,835	80,216
Due to custodian	8,125	23,880	10,285
Administration fee payable	5,133	16,786	6,221
Accrued expenses	36,298	145,979	46,495

Total Liabilities	174,675	899,061	156,319

Total Net Assets	$104,226,728	$339,202,967	$125,775,649

NET ASSETS:
Paid-in capital (Note 5)	$102,282,058	$514,776,594	$179,733,452
Undistributed net investment income (loss)	1,347,545	(535,748)	155,007
Accumulated net realized loss on investments and foreign currency transactions	(756,147)	(210,580,105)	(71,615,861)
Net unrealized appreciation on investments and foreign currencies	1,353,272	35,542,226	17,503,051

Total Net Assets	$104,226,728	$339,202,967	$125,775,649

Shares Outstanding	8,751,737	45,177,414	13,459,122

Net Asset Value	$11.91	$7.51	$9.35

See Notes to Financial Statements.

Statements of Operations (unaudited)	For the Six Months Ended June 30, 2005

		MFS	Mercury
	Convertible	Mid Cap	Large Cap
	Securities	Growth	Core
	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Interest	$1,283,585	$97,352	$908
Dividends	442,133	691,668	710,392
Less: Foreign taxes withheld	—	(5,495)	—

Total Investment Income	1,725,718	783,525	711,300

EXPENSES:
Investment advisory fees (Note 2)	312,861	1,116,503	476,314
Administration fees (Note 2)	31,286	88,291	36,876
Shareholder reports	10,969	42,701	11,453
Custody	10,506	42,649	9,591
Legal fees	7,763	13,650	7,563
Audit and tax	7,350	10,900	10,900
Trustees’ fees	2,500	2,300	2,435
Insurance	434	1,129	762
Miscellaneous expenses	482	1,150	399

Total Expenses	384,151	1,319,273	556,293

Net Investment Income (Loss)	1,341,567	(535,748)	155,007

REALIZED AND UNREALIZED GAIN/ (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	379,002	19,316,980	6,007,148
Foreign currency transactions	—	(1,503)	—

Net Realized Gain	379,002	19,315,477	6,007,148

Change in Net Unrealized Appreciation/ Depreciation From:
Investments	(5,496,527)	(29,610,305)	(2,245,704)
Foreign currencies	—	(49)	(336)

Change in Net Unrealized Appreciation/ Depreciation	(5,496,527)	(29,610,354)	(2,246,040)

Net Gain (Loss) on Investments and Foreign Currency Transactions	(5,117,525)	(10,294,877)	3,761,108

Increase (Decrease) in Net Assets From Operations	$(3,775,958)	$(10,830,625)	$3,916,115

See Notes to Financial Statements.

 Statements of Changes in Net Assets
For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

CONVERTIBLE SECURITIES PORTFOLIO	2005	2004

OPERATIONS:
Net investment income	$1,341,567	$2,342,782
Net realized gain	379,002	976,485
Change in net unrealized appreciation/depreciation	(5,496,527)	2,664,418

Increase (Decrease) in Net Assets From Operations	(3,775,958)	5,983,685

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(34,133)	(2,307,074)

Decrease in Net Assets From Distributions to Shareholders	(34,133)	(2,307,074)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	8,153,174	33,647,713
Reinvestment of distributions	34,133	2,307,074
Cost of shares repurchased	(9,458,053)	(6,655,212)

Increase (Decrease) in Net Assets From Fund Share Transactions	(1,270,746)	29,299,575

Increase (Decrease) in Net Assets	(5,080,837)	32,976,186
NET ASSETS:
Beginning of period	109,307,565	76,331,379

End of period*	$104,226,728	$109,307,565

* Includes undistributed net investment income of:	$1,347,545	$40,111

See Notes to Financial Statements.

 Statements of Changes in Net Assets (continued)
For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

MFS MID CAP GROWTH PORTFOLIO	2005	2004

OPERATIONS:
Net investment loss	$(535,748)	$(1,280,375)
Net realized gain	19,315,477	21,210,374
Change in net unrealized appreciation/depreciation	(29,610,354)	6,180,871

Increase (Decrease) in Net Assets From Operations	(10,830,625)	26,110,870

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	4,251,857	16,179,515
Net asset value of shares issued in connection with the transfer of the Travelers Series Trust — MFS Emerging Growth Portfolio’s net assets	157,413,642	—
Cost of shares repurchased	(22,221,435)	(24,308,636)

Increase (Decrease) in Net Assets From Fund Share Transactions	139,444,064	(8,129,121)

Increase in Net Assets	128,613,439	17,981,749
NET ASSETS:
Beginning of period	210,589,528	192,607,779

End of period*	$339,202,967	$210,589,528

* Includes accumulated net investment loss of:	$(535,748)	—

See Notes to Financial Statements.

 Statements of Changes in Net Assets (continued)
For the Six Months Ended June 30, 2005 (unaudited)
and the Year Ended December 31, 2004

MERCURY LARGE CAP CORE PORTFOLIO	2005	2004

OPERATIONS:
Net investment income	$155,007	$589,652
Net realized gain	6,007,148	3,315,382
Change in net unrealized appreciation/depreciation	(2,246,040)	13,604,210

Increase in Net Assets From Operations	3,916,115	17,509,244

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(649,324)

Decrease in Net Assets From Distributions to Shareholders	—	(649,324)

FUND SHARE TRANSACTIONS (NOTE 5):
Net proceeds from sale of shares	4,456,098	6,563,038
Reinvestment of distributions	—	649,324
Cost of shares repurchased	(8,096,278)	(13,772,846)

Decrease in Net Assets From Fund Share Transactions	(3,640,180)	(6,560,484)

Increase in Net Assets	275,935	10,299,436
NET ASSETS:
Beginning of period	125,499,714	115,200,278

End of period*	$125,775,649	$125,499,714

* Includes undistributed net investment income of:	$155,007	—

See Notes to Financial Statements.

 Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

CONVERTIBLE SECURITIES
PORTFOLIO	2005(1)		2004	2003(2)	2002(2)	2001(2)		2000(2)

Net Asset Value, Beginning of Period	$12.35		$11.87	$9.67	$11.32	$12.06		$11.69

Income (Loss) From Operations:
Net investment income	0.15		0.27	0.39	0.45	0.47	(3)	0.58
Net realized and unrealized gain (loss)	(0.59)		0.48	2.15	(1.26)	(0.56	)(3)	0.85

Total Income (Loss) From Operations	(0.44)		0.75	2.54	(0.81)	(0.09)		1.43

Less Distributions From:
Net investment income	(0.00	)*	(0.27)	(0.34)	(0.77)	(0.21)		(0.25)
Net realized gains	—		—	—	(0.07)	(0.44)		(0.81)

Total Distributions	(0.00	)*	(0.27)	(0.34)	(0.84)	(0.65)		(1.06)

Net Asset Value, End of Period	$11.91		$12.35	$11.87	$9.67	$11.32		$12.06

Total Return(4)	(3.53)%		6.29%	26.26%	(6.99)%	(0.82)%		12.51%

Net Assets, End of Period (000s)	$104,227		$109,308	$76,331	$48,821	$50,356		$26,294

Ratios to Average Net Assets:
Gross expenses	0.74	% (5)	0.75%	0.78%	0.81%	0.79%		0.90%
Net expenses(6)	0.74	(5)	0.74 (7)	0.78	0.80 (8)	0.79		0.80 (8)
Net investment income	2.57	(5)	2.50	3.61	4.36	3.95	(3)	4.76

Portfolio Turnover Rate	9%		32%	44%	46%	56%		48%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Effective January 1, 2001, the Fund adopted a change in the accounting method that requires the Fund to amortize premiums and accrete all discounts. Without the adoption of this change, for the year ended December 31, 2001, the ratio of net investment income to average net assets would have been 3.99%. Per share information, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation. In addition, the impact of this change to net investment income and net realized and unrealized loss was less than $0.01 per share.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.80%.

(7)	The sub-administrator waived a portion of its fees.

(8)	The administrator reimbursed the Fund for certain expenses.

*	Amount represents less than $0.01.
See Notes to Financial Statements.

 Financial Highlights (continued)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

MFS MID CAP GROWTH
PORTFOLIO	2005(1)		2004(2)	2003	2002(2)	2001(2)	2000(2)

Net Asset Value, Beginning of Period	$7.85		$6.88	$5.02	$9.81	$16.75	$16.43

Income (Loss) From Operations:
Net investment loss	(0.01)		(0.05)	(0.03)	(0.04)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	(0.33)		1.02	1.89	(4.75)	(3.90)	1.69

Total Income (Loss) From Operations	(0.34)		0.97	1.86	(4.79)	(3.96)	1.64

Less Distributions From:
Net realized gains	—		—	—	—	(2.98)	(1.32)

Total Distributions	—		—	—	—	(2.98)	(1.32)

Net Asset Value, End of Period	$7.51		$7.85	$6.88	$5.02	$9.81	$16.75

Total Return(3)	(4.33)%		14.10%	37.05%	(48.83)%	(23.62)%	9.29%

Net Assets, End of Period (000s)	$339,203		$210,590	$192,608	$138,221	$278,504	$314,150

Ratios to Average Net Assets:
Gross expenses	0.90	% (4)	0.93%	0.92%	0.93%	0.92%	0.90%
Net expenses(5)	0.90	(4)	0.91 (6)	0.92	0.93	0.92	0.90
Net investment loss	(0.36	)(4)	(0.64)	(0.49)	(0.56)	(0.49)	(0.30)

Portfolio Turnover Rate	63%		81%	98%	167%	96%	143%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns for periods of less than one year are not annualized.

(4)	Annualized.

(5)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.00%.

(6)	The sub-administrator waived a portion of its fees.
See Notes to Financial Statements.

 Financial Highlights (continued)

For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

MERCURY LARGE CAP CORE
PORTFOLIO	2005(1)		2004	2003	2002(2)	2001(2)		2000(2)

Net Asset Value, Beginning of Period	$9.05		$7.85	$6.52	$8.77	$12.15		$13.06

Income (Loss) From Operations:
Net investment income (loss)	0.01		0.04	0.05	0.03	0.01		(0.01)
Net realized and unrealized gain (loss)	0.29		1.21	1.33	(2.23)	(2.74)		(0.70)

Total Income (Loss) From Operations	0.30		1.25	1.38	(2.20)	(2.73)		(0.71)

Less Distributions From:
Net investment income	—		(0.05)	(0.05)	(0.05)	(0.00	)(3)	—
Net realized gains	—		—	—	—	(0.65)		(0.20)

Total Distributions	—		(0.05)	(0.05)	(0.05)	(0.65)		(0.20)

Net Asset Value, End of Period	$9.35		$9.05	$7.85	$6.52	$8.77		$12.15

Total Return(4)	3.31%		15.89%	21.16%	(25.14)%	(22.45)%		(5.58)%

Net Assets, End of Period (000s)	$125,776		$125,500	$115,200	$106,010	$165,928		$222,953

Ratios to Average Net Assets:
Gross expenses	0.91	% (5)	0.95%	0.99%	0.94%	0.92%		0.94%
Net expenses(6)	0.91	(5)	0.92 (7)	0.99	0.94	0.92		0.94
Net investment income (loss)	0.25	(5)	0.51	0.67	0.44	0.10		(0.07)

Portfolio Turnover Rate	45%		136%	182%	104%	98%		86%

(1)	For the six months ended June 30, 2005 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	Amount represents less than $0.01.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of an expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 1.00%.

(7)	The sub-administrator waived a portion of its fees.
See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)

          1.     Organization and Significant Accounting Policies

      The Convertible Securities (“CS”), MFS Mid Cap Growth (“MMCG”) and Mercury Large Cap Core Portfolios (formerly Merrill Lynch Large Cap Core Portfolio) (“MLCC”) (collectively, “Funds”) are separate investment funds of The Travelers Series Trust (“Trust”). The Convertible Securities Portfolio and the Mercury Large Cap Core Portfolio are separate diversified investment funds of the Trust. The MFS Mid Cap Growth Portfolio is a separate non-diversified investment fund of the Trust. The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Effective May 2, 2005, Merrill Lynch Large Cap Core Portfolio changed its name to Mercury Large Cap Core Portfolio. Shares of the Trust are offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies.

      The following are significant accounting policies consistently followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

      (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset values, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

      (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

      (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

      (d) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

      The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

      Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

      Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

      (e) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

 Notes to Financial Statements (unaudited) (continued)

      (f) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

      (g) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Advisory Agreement, Administration Agreement and Other Transactions with Affiliates

      Travelers Asset Management International Company LLC (“TAMIC”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment adviser to the Funds. CS pays TAMIC an investment advisory fee calculated at an annual rate of 0.60% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.

      TAMIC has entered into a sub-advisory agreement with Massachusetts Financial Services (“MFS”). Pursuant to the sub-advisory agreement, MFS is responsible for the day-to-day fund operations and investment decisions for MMCG. As a result, the investment advisory fee and sub-advisory fee are calculated at the annual rates in accordance with the following schedule:

	Investment	Sub-Advisory
Average Daily Net Assets	Advisory Fee	Fee

First $600 million	0.800%	0.375%
Next $300 million	0.775%	0.350%
Next $600 million	0.750%	0.325%
Next $1 billion	0.725%	0.300%
Over $2.5 billion	0.675%	0.250%

      Effective as of the close of business on February 25, 2005, the investment advisory fee for MMCG was revised to a fee calculated at an annual rate in accordance with the following schedule:

Investment
Average Daily Net Assets	Advisory Fee(1)

First $600 million	0.7775%
Next $300 million	0.7525%
Next $600 million	0.7275%
Next $1 billion	0.7025%
Over $2.5 billion	0.6525%

(1)	For the purposes of meeting the various asset levels and determining an effective fee rate for the Fund, the combined average daily net assets of the Fund, another portfolio of the Trust sub-advised by MFS and a portfolio of another investment company for which an affiliate of TAMIC is investment adviser and MFS is subadviser is used. This method of calculating the fee for the Fund went into effect on February 25, 2005.

      These fees are calculated daily and paid monthly.

      TAMIC has also entered into a sub-advisory agreement with Merrill Lynch Investment Managers, L.P. (“MLIM”). Pursuant to the sub-advisory agreement, MLIM is responsible for the day-to-day fund operations and investment decisions for MLCC. As a result, the investment advisory fee and sub-advisory fee are calculated at the annual rates in accordance with the following schedule:

	Investment	Sub-Advisory
Average Daily Net Assets	Advisory Fee	Fee

First $250 million	0.775%	0.350%
Next $250 million	0.750%	0.325%
Next $500 million	0.725%	0.300%
Next $1 billion	0.700%	0.275%
Over $2 billion	0.650%	0.225%

      These fees are calculated daily and paid monthly.

 Notes to Financial Statements (unaudited) (continued)

      The Travelers Insurance Company (“TIC”), another indirect wholly-owned subsidiary of Citigroup, acts as administrator to the Funds. The Funds pay TIC an administration fee calculated at an annual rate of 0.06% of the average daily net assets of each respective Fund. This fee is calculated daily and paid monthly. TIC has entered into a sub-administrative service agreement with Smith Barney Fund Management LLC (“SBFM”), another indirect wholly-owned subsidiary of Citigroup. TIC pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.02% of the average daily net assets of each Fund, plus $30,000 per Fund, subject to a maximum of 0.06% of each Fund’s average daily net assets.

      During the six months ended June 30, 2005, the Funds had a contractual expense limitation in place of 0.80% for CS and 1.00% for each of MMCG and MLCC. These expense limitations are renewed annually and can be terminated at any time by TIC with 60 days’ notice.

      Citigroup Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. For the six months ended June 30, 2005, the Funds did not pay transfer agent fees to CTB.

      All officers and one Trustee of the Trust are employees of Citigroup or its affiliates and do not receive compensation from the Trust.

3.	Investments

      During the six months ended June 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales

CS	$11,139,699	$8,550,701
MMCG	187,107,036	201,973,157
MLCC	56,347,665	61,426,884

      At June 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

CS	$5,644,063	$(4,290,791)	$1,353,272
MMCG	45,488,578	(9,946,303)	35,542,275
MLCC	20,244,721	(2,741,872)	17,502,849

4.	Transfer of Net Assets

      On February 25, 2005, MMCG acquired the assets and certain liabilities of MFS Emerging Growth Portfolio of the Trust (“MEG”) pursuant to a plan of reorganization approved by MEG shareholders on February 18, 2005. Total shares issued by MMCG, the total net assets of MEG and total net assets of MMCG on the date of the transfer were as follows:

	Shares Issued by	Total Net Assets of	Total Net Assets of
Acquired Fund	MMCG	MEG	MMCG

MEG	20,786,118	$157,413,642	$201,456,429

      The total net assets of MEG before acquisition included unrealized appreciation of $24,768,544. Total net assets of MMCG immediately after the transfer were $358,870,071. The transaction was structured to qualify as a tax-free reorganization under the Internal Revenue Code of 1986, as amended.

 Notes to Financial Statements (unaudited) (continued)

5.	Shares of Beneficial Interest

      The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest without par value. Transactions in shares of each Fund were as follows:

	Six Months Ended	Year Ended
	June 30, 2005	December 31, 2004

CS
Shares sold	686,129	2,781,519
Shares issued on reinvestment	2,868	187,144
Shares repurchased	(791,056)	(546,738)

Net Increase (Decrease)	(102,059)	2,421,925

MMCG
Shares sold	577,015	2,230,189
Net asset value of shares issued in connection with the transfer of the Travelers Series Trust — MFS Emerging Growth Portfolio’s net assets (Note 4)	20,786,118	—
Shares repurchased	(3,015,571)	(3,381,260)

Net Increase (Decrease)	18,347,562	(1,151,071)

MLCC
Shares sold	492,447	798,563
Shares issued on reinvestment	—	72,126
Shares repurchased	(898,078)	(1,675,002)

Net Decrease	(405,631)	(804,313)

6.	Capital Loss Carry Forward

      As of December 31, 2004 the Funds had net capital loss carryforwards as follows:

Year of Expiration	CS	MMCG	MLCC

12/31/2009	—	$7,213,977	$38,357,682
12/31/2010	$995,983	221,143,577	38,835,384
12/31/2011	139,166	—	—

	$1,135,149	$228,357,554	$77,193,066

      These amounts will be available to offset any future taxable capital gains.

7.	Additional Information

      On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”), which includes the Funds (“TL&A Funds”).

      The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before. Additionally, the SEC order finds that Citigroup Asset Management (“CAM”), the Citigroup business unit that, includes each Fund’s sub-administrator, SBFM, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’

 Notes to Financial Statements (unaudited) (continued)

boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

      The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. In addition, Travelers Life & Annuity and CAM reviewed the adequacy and accuracy of the disclosure provided to the TL&A Fund boards at the time the revised transfer agency arrangement was discussed with the boards and concluded that the transfer agency fees paid to CTB, for the period from June 1, 1999 to August 23, 2004, by the TL&A Funds that did not have expense caps in effect should be reimbursed with interest to the TL&A Funds. The reimbursement occurred on November 1, 2004.

      The remaining $183.7 million to be paid under the SEC order, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

      The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order.

      At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

8.	Other Matters

      On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

      As part of this transaction, Salomon Brothers Asset Management, Inc. (“Salomon”) the sub-adviser effective July 1, 2005 for CS, currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason.

      The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

9.	Subsequent Events

      On July 1, 2005, MetLife, Inc., a Delaware corporation (“MetLife”), acquired all of the outstanding shares of capital stock of certain indirect subsidiaries held by Citigroup including TIC, The Travelers Life and Annuity Company, a wholly owned subsidiary of TIC and certain other domestic insurance companies of Citigroup and substantially all of the Citigroup’s international insurance businesses for $11.8 billion. The sale also included TIC’s affiliated investment adviser, TAMIC, which serves as the investment adviser to the Funds.

      TIC filed a Form 8-K Current Report with The United States Securities and Exchange Commission on July 8, 2005, with additional information about the transaction.

      On July 1, 2005, Salomon began to perform subadvisory services under a Subadvisory Agreement between TAMIC and Salomon for CS.

      Also effective July 1, 2005, PFPC Inc. replaced CTB as transfer agent for the Funds; and State Street Bank and Trust Company replaced SBFM as sub-administrator for the Funds.

      The Funds were liable for excise tax payments resulting from the timing of required distribution payments made to taxable shareholders for the years 1999-2001. SBFM indemnified the Funds for any associated excise tax as well as any interest and penalties or any other costs. Subsequent to June 30, 2005, SBFM has filed all past excise tax returns and made certain tax payments on behalf of the Funds. The Funds’ net asset values were not impacted by the outcome of this matter.

 Notes to Financial Statements (unaudited) (continued)

10.	Change in Independent Registered Public Accounting Firm

      KPMG LLP was previously the independent registered public accounting firm for the Funds. In connection with the transaction described in Note 9, the decision to change the independent registered public accounting firm was approved by the Audit Committee and by the Board of Trustees, resulting in Deloitte and Touche LLP’s appointment as independent registered public accounting firm.

      The reports on the financial statements of the Funds audited by KPMG LLP through the year ended December 31, 2004 did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and KPMG LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures.

 Factors Considered by the Independent Trustees in Approving The Investment Advisory and
 The Subadvisory Agreements (unaudited)

Beginning at a telephonic meeting on March 17, 2005, and at in person meetings on March 29 and 30, 2005, the Independent Trustees for the Travelers Series Trust: the Mercury Large Cap Core Portfolio, the MFS Mid Cap Growth Portfolio (the “MFS Portfolio”) and the Convertible Securities Portfolio (all, the “Portfolios”) approved the investment advisory Agreements (the “Agreements”) between TAMIC and the Portfolios. In addition, the Independent Trustees, at the in person meetings on March 29 and 30, 2005, approved the investment subadvisory agreements (“Subadvisory Agreements”) between TAMIC and MLIM for the Mercury Large Cap Core Portfolio and between TAMIC and MFS and, at the in person meetings on April 27 and 28, 2005, approved the Subadvisory Agreement between TAMIC and Salomon for the Convertible Securities Portfolio. In voting to approve the Agreements and the Subadvisory Agreements, the Independent Trustees considered whether the approval of the Agreements and the Subadvisory Agreements would be in the best interests of the Portfolios and their shareholders, an evaluation largely based on the nature and quality of the services provided under the Agreements and the Subadvisory Agreements and the overall fairness of the Agreements and the Subadvisory Agreements to the shareholders.

The Independent Trustees did not identify any one factor, piece of information or written document as all important or controlling, and each Independent Trustee attributed different weight to different factors. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Agreements and the Subadvisory Agreements with management and with experienced independent and fund counsel and received materials from counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and the Subadvisory Agreements. The Independent Trustees also reviewed the proposed continuation of the Agreements and the Subadvisory Agreements in private sessions alone and with their independent counsel at which no representatives of management were present. Based on an evaluation of all material factors including those described below, the Independent Trustees concluded that the Agreements and the Subadvisory Agreements were reasonable and fair and in the best interest of the Portfolios and their shareholders.

As background, MetLife, Inc. (“MetLife”) and Citigroup Inc. (“Citigroup”) announced an agreement for the sale of The Travelers Insurance Company and certain affiliates by Citigroup to MetLife (the “MetLife Transaction”). The MetLife Transaction included the acquisition of TAMIC, a subsidiary of the Travelers Insurance Company and the investment adviser to the Portfolios, by MetLife. The MetLife Transaction closed on July 1, 2005. The approval of the Agreements and the Subadvisory Agreements (except for the Subadvisory Agreement for the Convertible Securities Portfolio, where no subadvisory agreement was in place prior to the MetLife Transaction) was necessary because under the 1940 Act, the change in control of TAMIC resulted in the termination of the investment advisory and subadvisory agreements for the Portfolios on the closing of the MetLife Transaction. The Agreements and the Subadvisory Agreements for the Portfolios were approved by the Independent Trustees and the Agreements were submitted to a vote of the shareholders.

The Independent Trustees met in executive session and considered: (a) the nature, extent and quality of the services to be provided by TAMIC and by Salomon, MLIM, and MFS (“the subadvisors”) under the Agreements and the Subadvisory Agreements; (b) the investment performance of the Portfolio, TAMIC and the subadvisors; (c) the cost of services to be provided and the profit realized by TAMIC and the subadvisors and their affiliates, which information was to be reviewed in depth at the July, 2005 Board meeting; (d) the extent to which TAMIC realizes economies of scale as each Portfolio grows; and (e) whether the fee levels reflect these economies of scale for the benefit of the shareholders.

The Agreements

As part of the process, legal counsel to the Portfolios requested certain information from MetLife and in response MetLife provided certain written and oral information that addressed certain factors designed to inform the Independent Trustees regarding their consideration of the Agreements. In making their determination, the Independent Trustees were provided with information about MetLife and its purchase of The Travelers Insurance Company from Citigroup. At the various meetings, MetLife representatives discussed MetLife’s intentions regarding the preservation and strengthening of TAMIC’s business and MetLife’s intentions regarding staffing changes and executive leadership changes at TAMIC. The MetLife representatives also discussed and provided certain written information on MetLife’s business and products, including MetLife’s advisory subsidiaries and their experience in overseeing subadvised mutual funds. The Independent Trustees also discussed the plans and anticipated role and responsibilities of certain of employees and officers after the MetLife Transaction.

With respect to the nature, scope and quality of the services to be provided by TAMIC after the MetLife Transaction, the Board considered the experience of MetLife’s advisory subsidiaries and the mutual funds advised by them and also MetLife’s efforts to build and maintain a strong investment team in TAMIC. The Board also considered the level and depth of

 Factors Considered by the Independent Trustees in Approving The Investment Advisory and
 The Subadvisory Agreements (unaudited) (continued)

knowledge of TAMIC, including the professional experience and qualifications of its personnel as well as current staffing levels. The Independent Trustees also considered:

•	the ability of TAMIC to continue the oversight of both the investment and compliance operations of the subadvisers after the MetLife transaction,

•	the intention of MetLife to integrate The Travelers Insurance Company and its affiliates, including TAMIC, into MetLife’s current businesses to create a single business operation,

•	MetLife’s compliance with certain conditions set forth in Section 15(f) of the 1940 Act regarding placing unfair burdens on the Portfolios,

•	anticipated changes to back office operations to the Portfolios, including the provision of administrative and transfer agency services, after the MetLife Transaction, and

•	the fact that the Agreements including the investment advisory fees would be identical to the current Agreements, except for the inception date and the express authority for TAMIC to retain subadvisers.

In addition, the Independent Trustees noted that the performance of the Portfolios, which information the Independent Trustees receive and review on a quarterly basis, had generally been satisfactory, except for the MFS Portfolio as discussed below. As to the profits realized by TAMIC from its relationship with the Portfolios, the Board noted that it was satisfied that TAMIC’s profits were not excessive in the past, and that it was not possible to predict how the MetLife Transaction would affect such profits at this time, but that it would reconsider this factor in connection with its annual review of the Agreements in July 2005. As to whether economies of scale would be realized as the Portfolios grow and whether fee levels reflect any such economies of scale, the Board noted that investment advisory fees for the MLIM and MFS Portfolios included breakpoints that reduced fees payable at the higher asset levels and noted its intention to explore the possibility of instituting breakpoints for the Convertible Securities Portfolio. Finally, the Independent Trustees considered the level of service expected to be provided by TAMIC after the MetLife Transaction.

The Independent Trustees considered their plans to perform the annual review of the Agreements pursuant to Section 15(c) of the 1940 Act at their regularly scheduled Board meeting which was scheduled to occur three weeks after the closing of the MetLife Transaction. In light of the continuity of investment management under the Agreements, the short period between the effective date of those Agreements and the upcoming annual review, the information provided by MetLife, and MetLife’s plans to conduct a search for a subadviser for the Portfolios for which Salomon would serve as subadviser, the Board considered the information provided to it sufficient for their consideration of the Agreements at that time.

The Subadvisory Agreements

a. Convertible Securities Portfolio

MetLife recommended and the Independent Trustees approved the retention of Salomon, which was an affiliate of TAMIC before the MetLife Transaction, as a subadviser for all funds that had been managed directly by TAMIC without a subadviser, effective on or about the closing of the MetLife Transaction. For the Convertible Securities Portfolio, the retention of Salomon would result in a change in the portfolio manager responsible for the day to day management of the Portfolio. The new Salomon portfolio manager made a presentation to the Independent Trustees and answered their questions about his experience and qualifications to manage the Portfolio. The Independent Trustees noted that MetLife may in the future recommend to the Independent Trustees such additional changes to any Portfolios, including changes to the investment objectives, policies and restrictions of the Portfolios or merging one or more Portfolios into other MetLife-sponsored funds, as it determines are appropriate and as permitted by applicable law.

As part of the process, legal counsel to the Portfolios requested certain information from Salomon and in response Salomon provided certain written and oral information that addressed certain factors designed to inform the Independent Trustees regarding their consideration of the Subadvisory Agreement. With respect to the nature, scope and quality of the services to be provided by Salomon after the MetLife Transaction, the Board considered the experience and commitment of Salomon’s personnel and its nature and quality of its investment process. The Independent Trustees noted that the performance of the Portfolio had been satisfactory. In determining whether the terms of the Subadvisory Agreements are reasonable and fair the Board considered the terms and structure of the Agreements including the fee schedule for the Subadvisory Agreement. In evaluating the subadvisory fees, the Independent Trustees considered that the investment subadvisory fees were paid by TAMIC out of the investment advisory fees it received under the Agreement. So, the cost of the services to be provided by

 Factors Considered by the Independent Trustees in Approving The Investment Advisory and
 The Subadvisory Agreements (unaudited) (continued)

Salomon, its profitability with regard to Convertible Securities Portfolio along with the economies of scale in its management of Convertible Securities Portfolio were not material to the consideration of the Independent Trustees’ consideration of the Salomon Subadvisory Agreement. The Independent Trustees noted that the overall investment advisory fee was not changing. The Independent Trustees considered also their plans to perform the annual review of the Subadvisory Agreement pursuant to Section 15(c) of the 1940 Act at their regularly scheduled Board meeting which was scheduled to occur three weeks after the closing of the MetLife Transaction. In light of the continuity of portfolio management under the Subadvisory Agreement, the short period between the effective date of the Subadvisory Agreement and the upcoming annual review, the information provided by Salomon, and MetLife’s plans to conduct a search for a subadviser for the Portfolio for which Salomon would serve as subadviser, the Board considered the information provided to it sufficient for their consideration of the Subadvisory Agreements at that time.

b. Mercury Large Cap Core Portfolio and MFS Mid Cap Growth Portfolio

Also, MetLife recommended and the Independent Trustees reapproved the Subadvisory Agreements for the Mercury Large Cap Core Portfolio and MFS Mid Cap Growth Portfolio. As discussed above, the change in control of TAMIC resulted in the termination of TAMIC’s previous subadvisory contracts with the subadvisers on the closing of the MetLife Transaction. With respect to the nature, scope and quality of the services to be provided by the subadvisers after the MetLife Transaction, the Board considered that the MetLife Transaction was not expected to affect the subadvisers or their services. The Independent Trustees also noted that the subadvisory fees which also included breakpoints were not changing. In evaluating the subadvisory fees, the Independent Trustees considered that the investment subadvisory fees were paid by TAMIC out of the investment advisory fees it received under the Agreements. So, the cost of the services to be provided by the subadvisers, the profitability of MLIM and MFS with regard to the Portfolios along with the economies of scales in their management of the Portfolios were not material to the consideration of the Independent Trustees’ consideration of the MLIM and MFS Subadvisory Agreements. The Board also considered that it had received quarterly performance information regarding the Portfolios. The Board noted the disappointing performance of the MFS Portfolio and determined to review it as part of the annual review at the next scheduled Board meeting. The Independent Trustees considered their plans to perform the annual review of the Subadvisory Agreements pursuant to Section 15(c) of the 1940 Act at its regularly scheduled Board meeting which was scheduled to occur three weeks after the closing of the MetLife Transaction. In light of the continuity of portfolio management under these Subadvisory Agreements, and the short period between the effective date of the Subadvisory Agreements and the upcoming annual review, the Board considered the information provided to it sufficient for its consideration of the Subadvisory Agreements at that time.

Other Business Relationships

The Independent Trustees considered other business relationships that MetLife and TAMIC would enter into with Citigroup, including its affiliate Salomon. In connection with the closing of the MetLife Transaction, MetLife, Citigroup and certain of their affiliates entered into a Distribution Agreements under which Citigroup-affiliated broker-dealers will continue to offer certain TIC and MetLife insurance contracts until July 1, 2015. In addition, MetLife, Citigroup and certain of their affiliates entered into an Investment Products Agreements under which certain TIC and MetLife insurance products will include certain Citigroup-sponsored mutual funds, including Salomon advised funds as investment options, until July 1, 2010.

Conclusion

Based on the deliberations of the Independent Trustees and their evaluation of the information described above, the Independent Trustees unanimously concluded that (a) the terms of the Agreements and the Subadvisory Agreements are fair and reasonable; (b) the fees are reasonable in light of the services TAMIC and the subadvisors provided to the Portfolios and their shareholders; (d) TAMIC and the subadvisors possess the capabilities to perform the duties required of them under the Agreements and the Subadvisory Agreements; (e) the investment performance of the portfolios are generally satisfactory, except as discussed above and (f) the Agreements and the Subadvisory Agreements are approved.

 Combined Special Shareholder Meeting (unaudited)

      Combined Special Meeting of the Funds were held on June 23 and adjourned to June 30, 2005.

      There were three proposals submitted to shareholders. Proposal 1 was the approval of the investment advisory contracts between the Funds and TAMIC. The agreements terminated as a matter of law at the closing of the MetLife Transaction. Proposal 2 was the approval of future subadvisory agreements without a shareholder vote. Proposal 3 was the election of a new member of the Board of Trustees, Elizabeth Forget, who is affiliated with MetLife.

      The shareholders approved all proposals.

      The following table sets forth the number of shares voted for, against and withheld as to each Proposal.

Proposal 1
Number of
Mercury Large Cap Core Portfolio	Shares

For	11,682,155.991
Against	562,446.512
Withhold	1,492,474.497

Total	13,737,077.000

MFS Mid Cap Growth Portfolio

For	39,848,998.938
Against	2,312,763.306
Withhold	4,281,983.756

Total	46,443,746.000

Convertible Securities Portfolio

For	7,795,001.807
Against	304,558.713
Withhold	602,949.480

Total	8,702,510.000

Proposal 2

Mercury Large Cap Core Portfolio

For	10,836,888.298
Against	1,524,492.341
Withhold	1,375,696.361

Total	13,737,077.000

MFS Mid Cap Growth Portfolio

For	35,962,254.153
Against	5,623,603.922
Withhold	4,857,887.925

Total	46,443,746.000

 Combined Special Shareholder Meeting (unaudited) (continued)

Number of
Convertible Securities Portfolio	Shares

For	7,125,480.927
Against	960,124.231
Withhold	616,904.842

Total	8,702,510.000

Mercury Large Cap Core Portfolio

For	12,938,320.990
Against	798,756.010

Total	13,737,077.000

MFS Mid Cap Growth Portfolio

For	43,560,012.848
Against	2,883,733.152

Total	46,443,746.000

Convertible Securities Portfolio

For	8,144,484.878
Against	558,025.122

Total	8,702,510.000

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The Travelers Series Trust

TRUSTEES*

Elizabeth M. Forget
  Chairperson
Frances M. Hawk, CFA, CFP
Lewis Mandell
Robert E. McGill, III

OFFICERS*

Elizabeth M. Forget
President and
Chief Executive Officer

Peter H. Duffy
Chief Financial Officer and
Treasurer

Leonard M. Bakal
Chief Anti-Money Laundering
Compliance Officer and
Chief Compliance Officer

Paul G. Cellupica
Secretary

Jack P. Huntington
Assistant Secretary	INVESTMENT ADVISER* Travelers Asset Management International Company LLC ADMINISTRATOR* The Travelers Insurance Company CUSTODIAN* State Street Bank and Trust Company TRANSFER AGENT* PFPC, Inc.

*	As of July 1, 2005

The Funds are separate investment funds of The Travelers Series Trust, a Massachusetts business trust.

This report is prepared for the general information of variable annuity or life contract owners and is not an offer of shares of The Travelers Series Trust: Convertible Securities Portfolio, MFS Mid Cap Growth Portfolio, and Mercury Large Cap Core Portfolio.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-842-9406.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-842-9406 and (2) on the SEC’s website at www.sec.gov.

Series Trust (Semi-Annual) (8-05) Printed in U.S.A.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included in reports to Stockholders under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

Effective July 1, 2005, certain changes were made to the registrant’s internal controls over financial reporting in connection with the acquisition of the registrant’s investment adviser by MetLife, Inc. Such changes will be reported in the registrant’s Form N-Q for the fiscal quarter ending September 30, 2005 to be filed, which covers the effective date of such changes.

ITEM 12. EXHIBITS.
(a)	(1)	Not applicable.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

	(3)	Not applicable.

(b)		Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.
SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
The Travelers Series Trust

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
Chief Executive Officer of
The Travelers Series Trust
Date:	September 7, 2005
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Elizabeth M. Forget
Elizabeth M. Forget
Chief Executive Officer of
The Travelers Series Trust

Date:	September 7, 2005

By:	/s/ Peter H. Duffy
Peter H. Duffy
Chief Financial Officer of
The Travelers Series Trust

Date:	September 7, 2005